Expense Example {- Franklin Conservative Allocation Fund} - Franklin Fund Allocator Series FAS-26 - Franklin Conservative Allocation Fund	May 01, 2021 USD ($)
Class A
Expense Example:
1 year	$ 634
3 years	812
5 years	1,004
10 years	1,561
Class C
Expense Example:
1 year	264
3 years	510
5 years	880
10 years	1,919
Class R
Expense Example:
1 year	114
3 years	355
5 years	616
10 years	1,360
Class R6
Expense Example:
1 year	55
3 years	195
5 years	348
10 years	791
Advisor Class
Expense Example:
1 year	63
3 years	198
5 years	344
10 years	$ 771